CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Payments to suppliers and employees	$ (51,173,711)	$ (24,336,800)	$ (19,215,938)
Government reimbursements for Titan Project DFS	4,623,906	96,151	0
Receipts from third parties	63,480	569,484	183,159
Interest paid	(327,019)	(329,740)	(120,313)
Interest received	1,871,307	2,203,220	546,029
Taxes paid	(12,625)	0	0
Net cash flows used in operating activities	(44,954,662)	(21,797,685)	(18,607,063)
Investing activities
Purchase of property, plant and equipment	(17,781,134)	(16,963,016)	(5,018,093)
Proceeds from sale of property, plant and equipment	1,903,700	9,417	2,040,083
Purchases of intangible assets	(1,353,836)	(6,678,750)	0
Purchase of exploration and evaluation assets	(1,256,092)	(644,661)	(3,051,559)
Blacksand option prepayments	0	0	(500,000)
Other investing	(73,694)	0	0
Net cash flows used in investing activities	(18,561,056)	(24,277,010)	(6,529,569)
Financing activities
Proceeds from issue of shares	46,283,506	71,125,089	48,331,724
Share issue costs	(1,787,964)	(2,615,882)	(1,315,725)
Repayment of borrowings	(792,031)	(5,826)	(5,970)
Payment of principal portion of lease liabilities	(521,942)	(511,749)	(417,866)
Net cash flows from financing activities	43,181,569	67,991,632	46,592,163
Net (decrease) increase in cash and cash equivalents	(20,334,149)	21,916,937	21,455,531
Net foreign exchange differences	764,244	(260,168)	(236,116)
Cash and cash equivalents at beginning of the year	54,814,125	33,157,356	11,937,941
Cash and cash equivalents at the end of the year	35,244,220	54,814,125	33,157,356
Supplemental cash flow information:
Property, plant, equipment additions in accounts payable and other accrued liabilities	4,568,067	2,508,971	734,708
Intangible additions in accounts payable, other accrued liabilities and other long-term liabilities	$ 804,912	$ 2,140,371	$ 0